SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Accounts Receivable Allowances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	$ 4,629	$ 4,440	$ 2,601
Additions Charged to Costs and Expenses	66,883	48,954	39,481
Deductions	(66,427)	(48,765)	(37,642)
Ending Balance	$ 5,085	$ 4,629	$ 4,440